LEASE LIABILITIES (Schedule of Outstanding Interest Bearing Loans and Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Principal		$ 176,000
Total amount paid in respect of lease liabilities	$ 2,761,000	$ 2,938,000
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Currency		Euro
Nominal interest rate		4.53%
Year of maturity		2023
Principal		$ 65,000
Carrying value		65,000
Total amount paid in respect of lease liabilities		$ 176,000
Sale and leaseback liabilities Two [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Currency	USD	USD
Nominal interest rate	5.51%	5.51%
Year of maturity	2023	2023
Principal	$ 45,000	$ 111,000
Carrying value	$ 45,000	$ 111,000